FORM 13F
INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
MANAGERS PURSUANT TO SECTION 13 (f) OF THE SECURITIES
EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Securities and Exchange Commission
Washington, D.C.  20524

Report of the Calendar Quarter Ending March 31, 1999

If amended report check here:____

Name of Institutional Investment Manager:

Granahan Investment Management, Inc.	S.E.C. File Number 28-5876

Business Address:

275 Wyman Street	Suite 270	Waltham	MA	02451
Street			Suite #		City		State	Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

John J. Granahan, President	(781)890-4412

ATTENTION - Intentional misstatements of omissions of facts constitute Federal Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78 ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Waltham and State of Massachusetts on the 13th day of May, 1999.

                              Granahan Investment Management, Inc.
                             (Name of Institutional Investment Mgr.)



                                     ________________________________
                                     By:  John J. Granahan, President




Item 6
For all Securities:  Sole Investment Discretion

Item 7
Name and 13F file numbers of ALL Institutional Investment Manager with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

			NONE